UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Managing Director / Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            02/9/2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $499,277
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.          028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------


                        FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE

ANADARKO PETE CORP             COM               032511107     5,005     115,000 Call      SHARED        1       0      115,000  0
BAXTER INTL INC                COM               071813109    55,584   1,198,200           SHARED        1       0    1,198,200  0
CHINA GRENTECH CORP LTD        ADR               16938P107     3,375     183,000           SHARED        1       0      183,000  0
CREDIT SUISSE GROUP            SPONSORED ADR     225401108     5,448      78,000 Put       SHARED        1       0       78,000  0
DAIMLERCHRYSLER AG             ORD               D1668R123     2,702      44,000 Put       SHARED        1       0       44,000  0
DEUTSCHE BANK AG NAMEN         ORD               D18190898     2,132      16,000 Put       SHARED        1       0       16,000  0
DEVON ENERGY CORP NEW          COM               25179M103    25,168     375,200           SHARED        1       0      375,200  0
DIAMONDS TR                    UNIT SER 1        252787106    64,196     516,000 Put       SHARED        1       0      516,000  0
ERICSSON L M TEL CO            ADR B SEK 10      294821608     1,408      35,000 Put       SHARED        1       0       35,000  0
GLAXOSMITHKLINE PLC            SPONSORED ADR     37733W105     2,321      44,000 Call      SHARED        1       0       44,000  0
HESS CORP                      COM               42809H107    37,054     747,500           SHARED        1       0      747,500  0
HSBC HLDGS PLC                 SPON ADR NEW      404280406    46,192     504,000 Put       SHARED        1       0      504,000  0
ICICI BK LTD                   ADR               45104G104       138       3,300           SHARED        1       0        3,300  0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR     456788108    32,736     600,000           SHARED        1       0      600,000  0
MACQUARIE INFRASTRUCTURE CO    SH BEN INT        55607X108     1,419      40,000           SHARED        1       0       40,000  0
NEWFIELD EXPL CO               COM               651290108    43,800     953,200           SHARED        1       0      953,200  0
NOKIA CORP                     SPONSORED ADR     654902204     1,829      90,000 Call      SHARED        1       0       90,000  0
PHILIPPINE LONG DISTANCE TEL   SPONSORED ADR     718252604    18,172     355,400           SHARED        1       0      355,400  0
RIO TINTO PLC                  SPONSORED ADR     767204100     2,231      10,500           SHARED        1       0       10,500  0
SANDISK CORP                   COM               80004C101     2,582      60,000           SHARED        1       0       60,000  0
SAP AG                         SPONSORED ADR     803054204     1,328      25,000 Put       SHARED        1       0       25,000  0
SHUFFLE MASTER INC             COM               825549108     8,384     320,000 Call      SHARED        1       0      320,000  0
STREETTRACKS GOLD TR           GOLD SHS          863307104     3,224      51,000           SHARED        1       0       51,000  0
TALISMAN ENERGY  INC           COM               87425E103    52,368   3,082,300           SHARED        1       0    3,082,300  0
UBS AG                         SHS NEW           H89231338     2,172      36,000 Put       SHARED        1       0       36,000  0
UNITED TECHNOLOGIES CORP       COM               913017109     3,376      54,000           SHARED        1       0       54,000  0
YUM BRANDS INC                 COM               988498101    14,724     250,400           SHARED        1       0      250,400  0
YUM BRANDS INC                 COM               988498101    60,211   1,024,000 Call      SHARED        1       0    1,024,000  0

                                                             499,277


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